RISK MANAGEMENT - Structural interest rate risk - Interest bearing liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 308,858,471	$ 271,975,564
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	307,752,748	270,466,363
Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	55,424,277	57,890,817
Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	32,031,259	41,860,649
Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	18,793,341	19,438,000
Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	186,996,074	140,015,110
Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	44,216,052	47,665,580
Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,716,022	21,487,024
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	307,752,748	270,466,363
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	234,470,422	211,841,597
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	234,470,422	211,841,597
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	59,225,849	51,198,284
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	741,009	9,353,906
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	33,283,682	20,890,014
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	25,201,158	20,954,364
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	85,530,244	83,559,188
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	23,838,666	22,369,267
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,304,838	4,811,779
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,342,572	6,705,712
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	50,693,337	52,155,859
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	21,189,497	19,885,838
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	89,097,128	76,551,465
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,696,432	23,982,154
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	79,400,696	52,569,311
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	617,201	532,660
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	9,728
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	92,609
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Non-interest [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	514,864	532,660
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,282,326	58,624,766
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,282,326	58,624,766
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,672,415	7,179,644
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	66,358
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,992,364	57,455
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,613,693	7,122,189
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	66,358
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,882,157	3,025,733
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,413,764	2,749,160
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,974	2,757
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	274,678	124,306
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	463,366	273,280
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,136,139	2,625,390
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,242,553	16,628,784
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,962,597	7,881,523
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,007,688	2,620,479
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,982,781	2,617,529
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,868,540	5,456,796
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,383,544	5,933,980
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	32,257,932	27,760,797
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	22,097,401	23,582,670
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	837,673	284,227
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,401,450	6,746,212
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,501,344	1,540,152
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	16,517,465	19,190,206
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,227,269	4,029,808
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,045,491	1,308,197
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	433,553	747,892
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Floating interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,791,860	3,244,241
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Not later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	78,807	7,509
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Fixed interest rate [member] | Later than one year [member] | Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 923,049	$ 30,166